Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities disclosures
Debt securities held-to-maturity	0	2
Securities available-for-sale	3,498	5,158
Total investment securities	3,498	5,160
Bank
Investment securities disclosures
Debt securities held-to-maturity	0	2
Securities available-for-sale	1,939	3,650
Total investment securities	1,939	3,652